SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 09, 2024	Jan. 19, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares owned (in share)			272,637,823	272,840,692	272,176,046
Major business combination | Top of range | Blackstone
Disclosure of non-adjusting events after reporting period [line items]
Termination fee		$ 122,750
Major business combination | Bottom of range | Blackstone
Disclosure of non-adjusting events after reporting period [line items]
Termination fee		61,250
Major business combination | Blackstone | Tricon Residential, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Termination fee		$ 526,000
Major business combination | Blackstone | Tricon Residential, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Transaction price per share (in dollars per share)		$ 11.25
Percentage of outstanding shares		11.00%
Major business combination | Blackstone | Tricon Residential, Inc. | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares owned (in share)	28,123,624	6,815,242
Shares exchangeable (in shares)	21,308,382	28,235,294
Major business combination | Blackstone | Tricon Residential, Inc. | Preferred units
Disclosure of non-adjusting events after reporting period [line items]
Number of shares owned (in share)	60,000	240,000
Shares exchangeable (in shares)	180,000